Income taxes (Tables)	6 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Summary of Breakdown For Income Taxes	The following table provides a breakdown for income taxes:

	For the six months ended June 30,
(€ thousands)	2023	2022
Current taxes	(39,679)	(35,051)
Deferred taxes	13,517	8,001
Income taxes	(26,162)	(27,050)